Exhibit 99.1

World Omni Select Auto Trust 2019-A
Monthly Servicer Certificate
October 31, 2020

Dates Covered
Collections Period	10/01/20 - 10/31/20
Interest Accrual Period	10/15/20 - 11/15/20
30/360 Days	30
Actual/360 Days	32
Distribution Date	11/16/20

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/20	485,299,276.07	22,147
Principal Payments	19,637,621.10	671
Defaulted Receivables	2,583,579.88	124
Repurchased Accounts	0.00	0
Pool Balance at 10/31/20	463,078,075.09	21,352

Pool Statistics	$ Amount	# of Accounts
Pool Factor	62.21%
Prepayment ABS Speed	2.00%
Aggregate Starting Principal Balance	744,382,102.38	30,000

Delinquent Receivables:
Past Due 31-60 days	20,968,041.51	918
Past Due 61-90 days	4,780,137.84	227
Past Due 91-120 days	1,115,637.88	55
Past Due 121+ days	0.00	0
Total	26,863,817.23	1,200

Total 31+ Delinquent as % Ending Pool Balance	5.80%
Total 61+ Delinquent as % Ending Pool Balance	1.27%
Delinquency Trigger Occurred	NO

Recoveries	1,313,625.16
Aggregate Net Losses/(Gains) - October 2020	1,269,954.72
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	3.14%
Prior Net Losses Ratio	0.75%
Second Prior Net Losses Ratio	-0.21%
Third Prior Net Losses Ratio	0.86%
Four Month Average	1.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.04%

Overcollateralization Target Amount	60,200,149.76
Actual Overcollateralization	60,200,149.76
Weighted Average APR	8.84%
Weighted Average Remaining Term	56.32

Flow of Funds	$ Amount
Collections	27,346,051.59
Investment Earnings on Cash Accounts	1,027.32
Servicing Fee (1)	(505,520.08)
Transfer to Collection Account	0.00
Available Funds	26,841,558.83

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per calendar year)	0.00
(2) Class A Interest	434,529.47
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	107,704.33
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	75,307.17
(7) Noteholders' Third Priority Principal Distributable Amount	0.00
(8) Class D Interest	69,908.42
(9) Noteholders' Fourth Priority Principal Distributable Amount	0.00
(10) Class E Interest	0.00
(11) Noteholders' Fifth Priority Principal Distributable Amount	0.00
(12) Required Reserve Account	0.00
(13) Noteholders' Principal Distributable Amount	19,332,444.85
(14) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(15) Distribution to Certificateholders	4,054,664.59
(16) Collection Account Redeposits	2,767,000.00

Total Distributions of Available Funds	26,841,558.83

Servicing Fee	505,520.08
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	541,890,000.00
Original Class B	59,560,000.00
Original Class C	37,970,000.00
Original Class D	32,390,000.00
Original Class E	16,750,000.00

Total Class A, B, C, D, & E
Note Balance @ 10/15/20	422,210,370.18
Principal Paid	19,332,444.85
Note Balance @ 11/16/20	402,877,925.33

Class A-1
Note Balance @ 10/15/20	0.00
Principal Paid	0.00
Note Balance @ 11/16/20	0.00
Note Factor @ 11/16/20	0.0000000%

Class A-2a
Note Balance @ 10/15/20	120,710,238.29
Principal Paid	16,022,094.70
Note Balance @ 11/16/20	104,688,143.59
Note Factor @ 11/16/20	43.2595635%

Class A-2b
Note Balance @ 10/15/20	24,940,131.89
Principal Paid	3,310,350.15
Note Balance @ 11/16/20	21,629,781.74
Note Factor @ 11/16/20	43.2595635%

Class A-3
Note Balance @ 10/15/20	129,890,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	129,890,000.00
Note Factor @ 11/16/20	100.0000000%

Class B
Note Balance @ 10/15/20	59,560,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	59,560,000.00
Note Factor @ 11/16/20	100.0000000%

Class C
Note Balance @ 10/15/20	37,970,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	37,970,000.00
Note Factor @ 11/16/20	100.0000000%

Class D
Note Balance @ 10/15/20	32,390,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	32,390,000.00
Note Factor @ 11/16/20	100.0000000%

Class E
Note Balance @ 10/15/20	16,750,000.00
Principal Paid	0.00
Note Balance @ 11/16/20	16,750,000.00
Note Factor @ 11/16/20	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	687,449.39
Total Principal Paid	19,332,444.85
Total Paid	20,019,894.24

Class A-1
Coupon	2.12123%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	2.06000%
Interest Paid	207,219.24
Principal Paid	16,022,094.70
Total Paid to A-2a Holders	16,229,313.94

Class A-2b
One-Month Libor	0.14838%
Coupon	0.48838%
Interest Paid	10,826.90
Principal Paid	3,310,350.15
Total Paid to A-2b Holders	3,321,177.05

Class A-3
Coupon	2.00000%
Interest Paid	216,483.33
Principal Paid	0.00
Total Paid to A-3 Holders	216,483.33

Class B
Coupon	2.17000%
Interest Paid	107,704.33
Principal Paid	0.00
Total Paid to B Holders	107,704.33

Class C
Coupon	2.38000%
Interest Paid	75,307.17
Principal Paid	0.00
Total Paid to C Holders	75,307.17

Class D
Coupon	2.59000%
Interest Paid	69,908.42
Principal Paid	0.00
Total Paid to D Holders	69,908.42

Class E
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to E Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.9983871
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.0766307
Total Distribution Amount	29.0750178

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.8562779
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	66.2070029
Total A-2a Distribution Amount	67.0632808

A-2b Interest Distribution Amount	0.2165380
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	66.2070030
Total A-2b Distribution Amount	66.4235410

A-3 Interest Distribution Amount	1.6666666
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	1.6666666

B Interest Distribution Amount	1.8083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.8083333

C Interest Distribution Amount	1.9833334
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.9833334

D Interest Distribution Amount	2.1583334
D Interest Carryover Shortfall	0.0000000
D Principal Distribution Amount	0.0000000
Total D Distribution Amount	2.1583334

E Interest Distribution Amount	0.0000000
E Interest Carryover Shortfall	0.0000000
E Principal Distribution Amount	0.0000000
Total E Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	0.00
Noteholders' Fourth Priority Principal Distributable Amount	0.00
Noteholders' Fifth Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/20	3,721,910.51
Investment Earnings	472.89
Investment Earnings Paid	(472.89)
Deposit/(Withdrawal)	-
Balance as of 11/16/20	3,721,910.51
Change	-

Required Reserve Amount	3,721,910.51

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$9,695,047.11	$8,495,121.56	$7,919,827.07
Number of Extensions	406	349	316
Ratio of extensions to Beginning of Period Receivables Balance	2.00%	1.68%	1.50%

Credit Risk Retention Information

World Omni Financial Corp. (“World Omni”), as “originator” for the purposes of the EU Securitization Rules (as defined in the Sale and Servicing Agreement), continues to retain, a material net economic interest (the “EU Retained Interest”), in the form of retention of a first loss tranche as described in option (d) of Article 6(3) of the EU Securitization Regulation, by holding all the limited liability company interests in World Omni Auto Receivables LLC (“WOAR”), which in turn retains the Certificates (as defined in the Sale and Servicing Agreement) issued by World Omni Select Auto Trust 2019-A, such Certificates representing at least 5% of the aggregate nominal value of the Receivables (as defined in the Sale and Servicing Agreement) in the pool.

World Omni has not (and has not permitted WOAR or any of its other affiliates to subject the EU Retained Interest to any hedge or otherwise mitigate its credit risk under or associated with the EU Retained Interest, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest) subject the EU Retained Interest to any credit risk mitigation or hedging, or sell, transfer or otherwise surrender all or part of the rights, benefits or obligations arising from the EU Retained Interest, except, in each case to the extent permitted in accordance with the EU Securitization Rules. Further, World Omni has not changed the retention option or method of calculating the EU Retained Interest.

(1)    The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer.

       Such amounts have priority prior to the application of Available Funds.